Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Commitments and Contingencies

8. Commitments and Contingencies

Operating Leases

        The Company leases its facility under an operating lease that expires in January 2015. In January 2012 and July 2013, the Company amended its operating lease to increase the rentable square footage. The Company has the option to renew the lease for an additional two year option at then current market rate which may include escalations in rent payments during the new term. The Company recognizes rent expense on a straight-line basis over the non-cancelable lease term.

        As of December 31, 2013, the minimum future rent payments under the lease agreement are as follows:

2014	$98
2015	8

Total future minimum lease payments	$106

        The Company recorded rent expense totaling $174, $127, and $70 for the periods ending December 31, 2013, 2012, and 2011, respectively, and $375 for the period from December 22, 2008 (date of inception) to December 31, 2013.

Litigation

        From time to time the Company may face legal claims or actions in the normal course of business. The Company is not currently a party to any litigation and, accordingly, does not have amounts recorded for any litigation-related matters.